Basis of Presentation and General Information (Predecessor) (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jan. 19, 2022
Basis of Presentation [Abstract]
Share capital (in shares)			500
Working capital deficit	$ (26,213,000)
United Maritime Predecessor [Member]
Basis of Presentation [Abstract]
Share capital (in shares)			500
Working capital deficit		$ (4,921,171)
Current portion of long-term debt		$ 1,400,000